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STEPHANIE A. CAPISTRON stephanie.capistron@dechert.com +1 617 728 7127 Direct +1 617 426 6567 Fax

October 4, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs ETF Trust (the “Registrant”)

Registration Statement on Form N-14

Ladies and Gentlemen:

Attached for filing via the EDGAR system is the Registration Statement on Form N-14 under the Securities Act of 1933, as amended, for the Registrant. This Registration Statement is being filed in connection with the reorganization of the Goldman Sachs Defensive Equity Fund, a series of the Goldman Sachs Trust, with and into the Goldman Sachs Defensive Equity ETF, a series of the Registrant, as described in the Registration Statement and in the form of Agreement and Plan of Reorganization and Liquidation filed therewith.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7127.

Sincerely,

/s/ Stephanie A. Capistron

Stephanie A. Capistron